Equity	12 Months Ended
Mar. 31, 2016
Zeecol Limited [Member]
Equity

17.	EQUITY

Share capital

As at 31 March 2016, share capital comprised 1,000,000 authorised and issued ordinary shares. All issued shares are unpaid, and have no par value.

As at 31 March 2015, share capital comprised 1,000,000 authorised and issued ordinary shares. All issued shares are unpaid, and have no par value.

The holders of ordinary shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the Company, and rank equally with regard to the Company’s residual assets.